Consolidated Statement of Cash Flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from (used in) operating activities [abstract]
Profit (loss)	R$ (1,507,050)	R$ 1,600,420	R$ (526,396)
Adjustments to reconcile profit (loss) [abstract]
Adjustments for depreciation and amortisation expense	949,394	878,181	800,326
Adjustments for deferred tax expense	(38,498)	24,585	(153,066)
Share of profit (loss) of associates accounted for using equity method	(399)	4,179	3,589
Adjustments for interest, monetary and exchange variations	174,079	(195,419)	(382,707)
Adjustments for provisions	61,226	5,825	18,849
Adjustments for share-based payments	232,672	251,239	213,076
Adjustments for Allowance for Doubtful Accounts	143,451	160,195	88,572
Adjustments for impairment loss recognised in profit or loss on property, equipment and intangible assets	29,365	66,200	25,347
Software business goodwill impairment loss	3,558,049	0	0
Losses On Net Monetary Position	(184)	3,652	3,852
Gains (losses) recognised when control of subsidiary is lost	58,244	10,926	20,308
Adjustments For Increase Decrease In Fair Value Of Financial Instruments	(441,478)	96,563	1,179,547
Adjustments for increase (decrease) in derivative financial liabilities	485,977	20,320	90,821
Adjustments for remeasurement of interest in subsidiary	(7,406)	0	0
Other adjustments to reconcile profit (loss)	0	1,168	0
Working capital adjustments [Abstract]
Adjustments for decrease (increase) in accounts receivable from card issuers	(2,981,844)	32,304	740,190
Adjustments For Decrease Increase In Receivables From Related Parties	27,974	20,343	12,912
Adjustments for decrease (increase) in recoverable taxes	(244)	138,987	261,867
Adjustments for decrease (increase) in prepaid expenses	54,498	41,310	152,966
Adjustments for decrease (increase) in trade and other receivables	810,748	205,105	707,521
Adjustments for Decrease (Increase) in Loans operations portfolio	(670,780)	(312,808)	0
Adjustments for increase decrease in accounts payable	(8,507,343)	(3,382,075)	(3,633,937)
Adjustments For Increase Decrease In Taxes Payable	(6,259)	169,827	137,825
Adjustments for increase decrease in labor and social security liabilities	29,991	19,284	171,293
Increase (decrease) in contingent consideration asset (liability)	(58,939)	(34,012)	(9,799)
Adjustments for increase (decrease) in trade and other payables	361,680	(80,024)	323,619
Interest paid	(782,437)	(749,366)	(430,398)
Interest income received, net of costs	4,578,276	2,766,933	2,058,650
Income tax paid	(174,145)	(116,134)	(191,142)
Cash flows from (used in) operating activities	(3,621,382)	1,647,708	1,683,685
Cash flows from (used in) investing activities [abstract]
Purchase of property, plant and equipment	(764,482)	(736,244)	(417,733)
Purchase of intangible assets	(507,278)	(474,053)	(305,512)
Cash flows used in obtaining control of subsidiaries or other businesses	(9,054)	0	(69,837)
Proceeds From Disposal Of Subsidiary, Net Of Cash Disposed	(4,204)	0	(4,325)
Cash flows from (used in) decrease (increase) in short-term deposits and investments	2,994,587	181,611	(1,222,364)
Payments To Acquire Equity Securities	0	0	(15,000)
Proceeds From Disposal Of Investments	57,540	220,520	183,518
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations	1,746	536	27,008
Purchase of interests in associates	(181,365)	(37,806)	(46,897)
Cash flows from (used in) investing activities	1,587,490	(845,436)	(1,871,142)
Cash flows from (used in) financing activities [abstract]
Proceeds from institutional deposits and marketable debt securities	6,585,937	1,608,162	0
Payment of institutional deposits and marketable debt securities	(2,713,574)	(75,004)	(404,317)
Proceeds from other debt instruments, except lease	5,997,721	4,138,209	3,499,986
Payment to other debt instruments, except lease	(3,049,824)	(5,447,180)	(5,855,452)
Payments of lease liabilities, classified as financing activities	(68,971)	(72,815)	(99,829)
Payment of derivative financial instruments designated for hedge accounting	(112,771)	0	0
Sale of own shares	0	0	53,406
Payments from changes in ownership interests in subsidiaries that do not result in loss of control	(146)	(1,440)	(325)
Dividends paid	(10,454)	(5,983)	(3,601)
Cash flows from (used in) financing activities	5,040,586	(148,796)	(2,810,132)
Effect of exchange rate changes on cash and cash equivalents	44,544	10,336	14,548
Increase (decrease) in cash and cash equivalents after effect of exchange rate changes	3,051,238	663,812	(2,983,041)
Cash and cash equivalents	5,227,654	2,176,416	1,512,604
Payments to acquire or redeem entity's shares	R$ (1,587,332)	R$ (292,745)	R$ 0